Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 79,160	$ 40,594
Restricted cash	5,976	763
Total cash, cash equivalents and restricted cash	$ 85,136	$ 41,357	$ 68,482	$ 44,051